UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------

Form 13F File Number: 28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Ford
        -----------------------------------
Title:  Vice President
        -----------------------------------
Phone:  212-415-5092
        -----------------------------------

Signature, Place, and Date of Signing:

/s/ Andrew Ford                       New York, NY                    2/14/2003
---------------------                ----------------                 ---------
     [Signature]                      [City, State]                     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           39
                                         -----------
Form 13F Information Table Value Total:  $    83,273
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AIR PRODS & CHEMS INC          COM              009158106     2065   48300 SH       SOLE              48300      0    0
ALLTEL CORP                    COM              020039103     1897   37200 SH       SOLE              37200      0    0
AMERICAN INTL GROUP INC        COM              026874107     1351   23350 SH       SOLE              23350      0    0
APPLIED MATLS INC              COM              038222105     2093  160625 SH       SOLE             160625      0    0
BAKER HUGHES INC               COM              057224107     2051   63720 SH       SOLE              63720      0    0
BANK OF AMERICA CORPORATION    COM              060505104     3405   48947 SH       SOLE              48947      0    0
CANON INC                      ADR              138006309      781   21200 SH       SOLE              21200      0    0
CHUBB CORP                     COM              171232101      697   13350 SH       SOLE              13350      0    0
CITIGROUP INC                  COM              172967101     3304   93891 SH       SOLE              93891      0    0
COCA COLA CO                   COM              191216100     2360   53840 SH       SOLE              53840      0    0
DELL COMPUTER CORP             COM              247025109     1957   73181 SH       SOLE              73181      0    0
EXXON MOBIL CORP               COM              30231G102     2972   85073 SH       SOLE              85073      0    0
FEDERAL HOME LN MTG CORP       COM              313400301      768   13000 SH       SOLE              13000      0    0
FIFTH THIRD BANCORP            COM              316773100     1124   19200 SH       SOLE              19200      0    0
GENERAL ELEC CO                COM              369604103     2700  110883 SH       SOLE             110883      0    0
ILLINOIS TOOL WKS INC          COM              452308109      639    9850 SH       SOLE               9850      0    0
INTEL CORP                     COM              458140100     2225  142920 SH       SOLE             142920      0    0
ISHARES INC                    MSCI             464286665      485    9600 SH       SOLE               9600      0    0
ISHARES INC                    MSCI             464286699      172   14150 SH       SOLE              14150      0    0
ISHARES INC                    MSCI             464286848      845  121650 SH       SOLE             121650      0    0
ITO YOKADO LTD                 ADR              465714301      428   15106 SH       SOLE              15106      0    0
JOHNSON & JOHNSON              COM              478160104     4618   85975 SH       SOLE              85975      0    0
LILLY ELI & CO                 COM              532457108      819   12900 SH       SOLE              12900      0    0
LOCKHEED MARTIN CORP           COM              539830109     2694   46650 SH       SOLE              46650      0    0
LOWES COS INC                  COM              548661107      576   15350 SH       SOLE              15350      0    0
MICROSOFT CORP                 COM              594918104     2519   48726 SH       SOLE              48726      0    0
PFIZER INC                     COM              717081103     4897  160175 SH       SOLE             160175      0    0
PHARMACIA CORP                 COM              71713U102     2709   64820 SH       SOLE              64820      0    0
PHILIP MORRIS COS INC          COM              718154107     2512   61975 SH       SOLE              61975      0    0
PROCTER & GAMBLE CO            COM              742718109     4812   55990 SH       SOLE              55990      0    0
SOFTWARE HOLDRS TR             DEPO             83404B103     2497   92500 SH       SOLE              92500      0    0
SOUTHERN CO                    COM              842587107     2033   71600 SH       SOLE              71600      0    0
3M CO                          COM              88579Y101     2496   20246 SH       SOLE              20246      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1939   31300 SH       SOLE              31300      0    0
VERIZON COMMUNICATIONS         COM              92343V104     2082   53720 SH       SOLE              53720      0    0
VIACOM INC                     CL B             925524308     2459   60325 SH       SOLE              60325      0    0
WAL MART STORES INC            COM              931142103     3526   69800 SH       SOLE              69800      0    0
WELLS FARGO & CO NEW           COM              949746101     3782   80699 SH       SOLE              80699      0    0
WYETH                          COM              983024100     1984   53050 SH       SOLE              53050      0    0